First Quarter Report
January 31, 2023 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.4%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,071,446
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,177,867
Series 2021E
07/01/2038	5.000%	1,000,000	1,089,726
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	1,968,961
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	639,934
Total			6,947,934
Charter Schools 2.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,831,306
International Charter School
Series 2015
04/15/2025	5.000%	315,000	319,046
04/15/2033	5.000%	1,335,000	1,363,988
Total			3,514,340
Higher Education 25.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	639,150
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,151,122
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,112,485
10/01/2036	5.000%	1,140,000	1,254,582
Series 2019
10/01/2036	5.000%	1,535,000	1,697,136
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	537,891
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,594,283
01/01/2034	5.000%	1,000,000	1,060,217
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,139,562
10/01/2028	5.000%	1,100,000	1,149,349
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	535,693
10/01/2035	5.000%	455,000	483,619
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	932,877
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,063,870
Western New England University
Series 2015
09/01/2032	5.000%	500,000	517,474
09/01/2033	5.000%	1,225,000	1,265,339
09/01/2034	5.000%	1,285,000	1,324,008
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	718,519
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	531,714
Series 2017
09/01/2037	5.000%	290,000	307,497
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	962,975
10/01/2033	5.000%	900,000	977,153
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,012,963
07/01/2036	4.000%	1,000,000	1,008,526
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,301,672
2	Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,110,532
Series 2013J
10/01/2024	5.250%	500,000	506,743
10/01/2025	5.500%	450,000	456,714
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	932,931
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,122,502
Total			33,409,098
Hospital 20.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,234,664
Series 2016I
07/01/2033	5.000%	3,000,000	3,210,328
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,172,877
08/15/2034	5.000%	2,250,000	2,366,527
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,246,666
Series 2020
07/01/2037	5.000%	2,250,000	2,454,227
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,255,463
Series 2019O
12/01/2035	5.000%	175,000	190,653
Series 2021G
07/01/2038	5.000%	225,000	242,996
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,432,013
Series 2017
07/01/2031	5.000%	1,000,000	1,070,418
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,028,644
07/01/2034	5.000%	1,500,000	1,536,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,067,327
07/01/2037	5.000%	1,035,000	1,114,662
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	317,372
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,058,315
Total			26,999,497
Human Service Provider 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	926,508
Joint Power Authority 2.0%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,108,350
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 2015A
Series 2021A
07/01/2038	4.000%	750,000	767,714
07/01/2039	4.000%	620,000	631,723
Total			2,507,787
Multi-Family 2.6%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,263,525
10/01/2034	5.000%	2,000,000	2,037,369
Total			3,300,894
Other Bond Issue 6.6%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,044,287
05/01/2031	5.000%	1,000,000	1,043,854
Series 2017 (BAM)
05/01/2034	5.000%	500,000	546,498
05/01/2035	5.000%	500,000	543,460

Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,774,941
04/01/2035	5.000%	2,350,000	2,592,995
Total			8,546,035
Pool / Bond Bank 1.8%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,256,386
Prep School 0.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,087,438
Refunded / Escrowed 6.0%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	2,972,890
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,252,475
Massachusetts State College Building Authority(b)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,512,140
Total			7,737,505
Retirement Communities 6.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,290,575
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	901,619
10/01/2039	5.000%	250,000	253,800
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	938,061
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,451,449
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,488,063
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,591,216
Total			7,914,783
Sales Tax 6.2%
Massachusetts Bay Transportation Authority(b)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,439,932
07/01/2032	0.000%	5,105,000	3,702,141
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	1,890,000	1,913,869
Total			8,055,942
State General Obligation 6.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,316,992
Series 2019G
09/01/2036	4.000%	2,000,000	2,106,878
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	3,000,000	3,174,334
Total			8,598,204
Student Loan 0.2%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Series 2020B
07/01/2028	5.000%	250,000	272,389
Turnpike / Bridge / Toll Road 1.7%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,248,839

4	Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.6%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	2,000,000	2,028,470
Total Municipal Bonds (Cost $127,313,108)			126,352,049

Money Market Funds 1.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(d)	73,138	73,138
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(d)	1,654,283	1,654,283
Total Money Market Funds (Cost $1,727,421)		1,727,421
Total Investments in Securities (Cost: $129,040,529)		128,079,470
Other Assets & Liabilities, Net		984,198
Net Assets		129,063,668
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $4,530,728, which represents 3.51% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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